Interest expense (Tables)	12 Months Ended
Dec. 31, 2023
Interest expense and foreign exchange
Schedule of interest expense and foreign exchange

Years Ended December 31 (millions)	2023	2022	2021
Interest expense
Interest on long-term debt, excluding lease liabilities	$104	$25	$27
Interest on lease liabilities	24	14	14
Amortization of financing fees and other	3	2	3
Interest accretion on provisions	13	—	—
	$144	$41	$44